UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6382

        Nuveen Florida Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Quality Income Municipal Fund (NUF)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 12.8% (7.8% of Total Investments)
	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern
	University, Series 2004B:
$ 1,000	5.500%, 4/01/24	4/14 at 100.00	BBB	$1,032,600
500	5.625%, 4/01/34	4/14 at 100.00	BBB	506,315
2,000	Florida Board of Education, Lottery Revenue Bonds, Series 2001B, 5.000%, 7/01/20 – FGIC Insured	7/11 at 101.00	AAA	2,117,840
400	Florida Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Series 2002B,	2/08 at 100.00	A	400,000
	5.500%, 12/01/36 (Alternative Minimum Tax)
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A,	7/15 at 101.00	AAA	15,404,130
	5.000%, 7/01/30 – FGIC Insured (UB)
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	AAA	2,873,501
	University, Series 2004A, 5.000%, 7/01/14 – MBIA Insured
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	AAA	2,561,186
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
2,275	University of Central Florida, Certificates of Participation, Athletic Association, Series	10/14 at 100.00	Aaa	2,369,276
	2004A, 5.125%, 10/01/21 – FGIC Insured

26,085	Total Education and Civic Organizations			27,264,848

	Health Care – 16.2% (9.8% of Total Investments)
	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,
	Series 2005:
1,000	5.000%, 4/01/34	4/16 at 100.00	A	980,620
1,000	5.000%, 4/01/36	4/16 at 100.00	A	977,030
1,500	Citrus County Hospital Board, Florida, Revenue Refunding Bonds, Citrus Memorial Hospital,	8/13 at 100.00	Baa3	1,572,450
	Series 2002, 6.375%, 8/15/32
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	BBB+	1,002,270
3,240	5.000%, 6/01/38	6/16 at 100.00	BBB+	2,981,902
1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	A+	994,420
	Health System, Series 2005C, 5.000%, 11/15/31
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
500	5.250%, 10/01/28	10/13 at 100.00	A3	504,225
1,590	5.250%, 10/01/34	10/13 at 100.00	A3	1,590,270
1,180	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,167,952
	General Hospital, Series 2006, 5.250%, 10/01/41
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding	10/13 at 100.00	A3	2,044,560
	Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/11 at 101.00	AA	8,857,085
	Mayo Clinic, Series 2001A, 5.500%, 11/15/36
3,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Medical Center, Series	11/16 at 100.00	A2	2,935,110
	2006, 5.000%, 11/15/32
1,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AAA	1,519,170
	MBIA Insured
3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	BBB+	3,589,392
	Series 2003, 5.000%, 7/01/12
3,750	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	3,700,800
	Series 2007, 5.000%, 10/01/34

34,190	Total Health Care			34,417,256

	Housing/Multifamily – 9.3% (5.6% of Total Investments)
	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing
	Revenue Refunding Bonds, Tamarac Pointe Apartments, Series 1996:
1,500	6.250%, 7/01/26	7/08 at 100.00	AAA	1,509,510
1,000	6.300%, 1/01/32	7/08 at 100.00	AAA	1,005,340
120	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A,	6/08 at 100.00	AA	124,183
	6.400%, 6/01/24
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	4/08 at 100.00	AAA	1,000,730
	6.150%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)
5,790	Florida Housing Finance Corporation, FNMA Revenue Bonds, Villa de Mallorca Apartments, Series	10/10 at 102.00	Aaa	5,941,930
	2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)
3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at	12/08 at 102.00	AA	3,181,063
	Deerwood Apartments, Series 1998-0, 5.300%, 12/01/28
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	3,758,538
	Sunset Bay Apartments, Series 2000-5A, 5.950%, 7/01/30 – FSA Insured (Alternative Minimum Tax)
3,240	Pinellas County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	2/08 at 100.00	AAA	3,245,897
	Bay Apartments, Series 1998A, 5.000%, 4/01/28 (Mandatory put 4/01/08) (Alternative Minimum Tax)

19,450	Total Housing/Multifamily			19,767,191

	Housing/Single Family – 0.9% (0.5% of Total Investments)
470	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	4/10 at 25.36	Aaa	104,669
	Series 2001C, 0.000%, 4/01/33 (Alternative Minimum Tax)
295	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 25.51	Aaa	69,785
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
225	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	241,742
	Series 1987G-1, 8.595%, 11/01/17
980	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	908,538
	7/01/31 (Alternative Minimum Tax)
30	Miami-Dade County Housing Authority, Florida, Home Owner Mortgage Revenue Bonds, Series	4/08 at 101.50	Aaa	30,176
	1999A-1, 5.550%, 10/01/19 (Alternative Minimum Tax)
510	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	4/08 at 100.00	AAA	510,791
	1996A, 6.300%, 4/01/28 (Alternative Minimum Tax)

2,510	Total Housing/Single Family			1,865,701

	Long-Term Care – 4.8% (2.9% of Total Investments)
7,285	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	10/09 at 101.00	N/R	7,447,820
	Series 1999, 5.750%, 10/01/18 – ACA Insured
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,187,438
1,570	5.625%, 8/01/34	8/14 at 101.00	N/R	1,588,181

9,980	Total Long-Term Care			10,223,439

	Materials – 2.2% (1.3% of Total Investments)
4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	4,725,074
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)

	Tax Obligation/General – 9.6% (5.8% of Total Investments)
15,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	17,069,844
	Series 2002B, 5.000%, 6/01/20 – MBIA Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	AAA	3,430,771
	Bonds, Series 2004A, 5.000%, 6/01/22 – MBIA Insured

19,165	Total Tax Obligation/General			20,500,615

	Tax Obligation/Limited – 51.6% (31.3% of Total Investments)
1,000	Alachua County School Board, Florida, Certificates of Participation, Series 2001, 5.000%,	7/11 at 101.00	Aaa	1,044,450
	7/01/21 – AMBAC Insured
3,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	2,421,210
	Bonds, Series 2006, 4.750%, 5/01/34
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	7/14 at 100.00	Aaa	1,072,903
	7/01/24 – AMBAC Insured
3,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	4,161,643
	7/01/20 – FSA Insured
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	7/17 at 100.00	Aaa	5,009,100
	7/01/32 – FGIC Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,557,135
	MBIA Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	AAA	1,371,154
	10/01/18 – MBIA Insured
4,000	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AAA	4,085,280
	MBIA Insured
8,425	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C,	7/13 at 101.00	AAA	9,010,201
	5.000%, 7/01/19 – AMBAC Insured (UB)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – MBIA Insured	No Opt. Call	AAA	445,786
1,590	0.000%, 11/01/26 – MBIA Insured	No Opt. Call	AAA	645,031
3,000	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AAA	3,084,270
	5.000%, 8/01/23 – MBIA Insured
1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	1,487,801
	10/01/23 – AMBAC Insured
2,090	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,187,269
	10/01/22 – MBIA Insured
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 –	10/13 at 100.00	AAA	3,338,638
	MBIA Insured (Alternative Minimum Tax)
2,230	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	Aaa	2,373,367
	2002, 5.000%, 10/01/21 – FGIC Insured
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	Aaa	3,019,390
	Series 2002, 5.375%, 10/01/17 – FGIC Insured
1,000	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding Bonds, Series 2001,	No Opt. Call	Aaa	1,132,240
	5.500%, 10/01/14 – FGIC Insured
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,237,255
1,340	5.000%, 7/01/22 – AMBAC Insured	7/14 at 100.00	AAA	1,376,555
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	AAA	1,494,946
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	5,587,391
	10/01/17 – AMBAC Insured
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special
	Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 – RAAI Insured	5/12 at 102.00	AA	2,073,730
850	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	874,013
1,200	North Dade Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	965,568
	5.350%, 5/01/38
2,475	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/10 at 102.00	AA	2,616,471
	Improvement Development Unit 19, Series 2000, 6.100%, 8/01/21 – RAAI Insured
2,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 6.125%, 1/01/24 –	7/08 at 100.00	Aaa	2,004,280
	FGIC Insured
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aaa	2,507,124
	8/01/22 – AMBAC Insured
8,000	Orange County School Board, Florida, Certificates of Participation, Series 2006A,	8/16 at 100.00	AAA	8,013,760
	5.000%, 8/01/30 – FGIC Insured (UB)
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
1,665	5.125%, 1/01/20 – FGIC Insured	1/13 at 100.00	Aaa	1,778,819
3,400	5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	Aaa	3,575,270
2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,176,945
	8/01/21 – FSA Insured
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aaa	1,541,265
	8/01/22 – FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AAA	997,820
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 – MBIA Insured	9/13 at 100.00	AAA	1,431,041
825	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	AA	799,631
	5.000%, 5/01/30 – RAAI Insured
2,000	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aaa	2,050,520
	Series 2008, 5.000%, 7/01/33 – FSA Insured
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	AAA	5,119,800
	AMBAC Insured
11,815	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/14 –	10/12 at 100.00	AAA	13,075,188
	FSA Insured
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aaa	1,050,980
	12/01/24 – FSA Insured

107,080	Total Tax Obligation/Limited			109,795,240

	Transportation – 27.9% (16.9% of Total Investments)
2,225	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/21 -	10/11 at 101.00	AAA	2,277,933
	AMBAC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,145,480
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,564,650
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	AAA	1,110,740
	AMBAC Insured
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
3,955	5.250%, 7/01/17 – FGIC Insured	7/14 at 100.00	Aaa	4,356,749
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	Aaa	2,175,560
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	Aaa	2,062,440
4,500	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	4,516,695
	5.000%, 7/01/37 – AMBAC Insured
4,355	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Trust K93W,	7/16 at 100.00	AAA	4,467,272
	7.486%, 7/01/31 – AMBAC Insured (IF)
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	Aaa	2,117,840
	2001, 5.000%, 7/01/21 – FGIC Insured
12,820	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	12,428,221
	5.000%, 10/01/38 – CIFG Insured (Alternative Minimum Tax) (UB)
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/08 at 101.00	Aaa	7,527,300
	5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/08 at 101.00	AAA	4,022,520
	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)
5,000	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	AAA	5,547,200
	7/01/16 – AMBAC Insured

57,855	Total Transportation			59,320,600

	U.S. Guaranteed – 13.9% (8.5% of Total Investments) (4)
1,500	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AAA	1,728,270
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA (4)	848,580
	(Pre-refunded 10/01/13)
2,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	A1 (4)	2,935,946
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
8,175	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (4)	9,056,674
825	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (4)	914,727
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	A2 (4)	5,590,900
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)
3,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A2 (4)	3,398,370
	Healthcare System, Series 2002, 5.750%, 12/01/32 (Pre-refunded 12/01/12) – Insured
4,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA– (4)	5,210,201
	(Pre-refunded 5/01/12)

26,475	Total U.S. Guaranteed			29,683,668

	Utilities – 8.9% (5.4% of Total Investments)
4,800	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	4,964,400
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
9,440	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	10,172,261
	2002-17, 5.000%, 10/01/15
1,220	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1	1,335,339
	2001, 5.250%, 10/01/17
445	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1	488,218
	2002C, 5.250%, 10/01/17
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	AAA	677,905
	10/01/25 – AMBAC Insured
1,170	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,220,228
	10/01/25 – AMBAC Insured

17,725	Total Utilities			18,858,351

	Water and Sewer – 6.9% (4.2% of Total Investments)
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aaa	1,621,485
	5.000%, 10/01/20 – FSA Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	Aaa	3,467,694
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	Aaa	5,456,124
3,000	5.000%, 10/01/23 – FGIC Insured	10/13 at 100.00	Aaa	3,122,190
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	AAA	1,102,808
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 – MBIA Insured (Alternative Minimum Tax)

13,890	Total Water and Sewer			14,770,301

$ 339,005	Total Investments (cost $342,673,532) – 165.0%			351,192,284

	Floating Rate Obligations – (15.6)%			(33,165,000)

	Other Assets Less Liabilities – 5.6%			11,772,319

	Preferred Shares, at Liquidation Value – (55.0)% (5)			(117,000,000)

	Net Assets Applicable to Common Shares – 100%			$212,799,603

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008,
at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers.
One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.3)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $309,503,180.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 12,046,012
Depreciation	(3,520,522)

Net unrealized appreciation (depreciation) of investments	$ 8,525,490

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Quality Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.